EXHIBIT 99.1

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A.	Original Portfolio

	Number of Contracts	Principal Balance	Coupon (WAC)	Principal Weighted Average		Seasoning (Months)
				Original Term (Months)	Remaining Term (Months)
i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account		0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B.	Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii. Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii. Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv. Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v. Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi. Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C.	Spread Account

i. Initial Cash Deposit	0.00
ii. Spread Account Floor Amount	1,775,000.00
iii. Specified Spread Account Amount	5.25	% of Outstanding Pool Balance
v. Initial Letter of Credit Commitment	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A.	Portfolio

	Number of Contracts	Principal Balance	Coupon (WAC)	Principal Weighted Average		Seasoning (Months)
				Original Term (Months)	Remaining Term (Months)
i. Prime Loans	6,821	107,924,715.88	8.73%	70.79	55.69	15.10
ii. Non-Prime Loans	7,588	125,233,078.97	11.94%	70.42	55.78	14.64
iii. Sub-Prime Loans	506	7,217,919.48	16.16%	66.78	52.95	13.83
iv. Pre-funding Account		0.00
v. Total Loans	14,915	240,375,714.33	10.63%	70.48	55.65	14.83

B.	Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	0.00	0.00
ii. Class A-2 Notes	46,375,714.33	0.00
iii. Class A-3 Notes	93,000,000.00	0.00
iv. Class A-4 Notes	61,950,000.00	0.00
v. Class B Notes	22,187,000.00	0.00
vi. Class C Notes	16,863,000.00	0.00
C. Spread Account
i. Spread Account Cash Balance	1,775,000.00
ii. Letter of Credit Commitment	10,844,725.00
D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E.	Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	945,360.94	237,120.40	89,949.36	100,077.23	216,905.99	239,181.89
ii. Non-Prime Loans	4,023,456.60	857,204.18	891,881.91	311,200.50	994,057.13	712,707.30
iii. Sub-Prime Loans	528,330.22	165,464.55	62,399.63	39,408.98	87,851.89	49,256.32
iv. Total Loans	5,497,147.76	1,259,789.13	1,044,230.90	450,686.71	1,298,815.01	1,001,145.51

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	55	16	7	4	11	13
ii. Non-Prime Loans	248	54	53	17	50	40
iii. Sub-Prime Loans	37	10	3	3	6	3
iv. Total Loans	340	80	63	24	67	56

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.88%	0.22%	0.08%	0.09%	0.20%	0.22%
ii. Non-Prime Loans	3.21%	0.68%	0.71%	0.25%	0.79%	0.57%
iii. Sub-Prime Loans	7.32%	2.29%	0.86%	0.55%	1.22%	0.68%
iv. Total Loans	2.29%	0.52%	0.43%	0.19%	0.54%	0.42%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.81%	0.23%	0.10%	0.06%	0.16%	0.19%
ii. Non-Prime Loans	3.27%	0.71%	0.70%	0.22%	0.66%	0.53%
iii. Sub-Prime Loans	7.31%	1.98%	0.59%	0.59%	1.19%	0.59%
iv. Total Loans	2.28%	0.54%	0.42%	0.16%	0.45%	0.38%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	6,634	103,821,696.78	8.73%	70.83	54.83	16.00
ii. Non-Prime Loans	7,334	119,703,338.18	11.93%	70.44	54.89	15.55
iii. Sub-Prime Loans	491	6,923,183.15	16.14%	66.89	52.04	14.85
iv. Pre-funding Account		0.00
v. Total Loans	14,459	230,448,218.11	10.62%	70.51	54.78	15.73

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	1,038,643.32	304,642.70	192,551.49	77,988.63	427,724.40	120,479.67
ii. Non-Prime Loans	3,663,345.68	1,085,840.74	554,303.33	320,735.37	974,752.36	1,032,419.83
iii. Sub-Prime Loans	457,113.10	190,549.43	85,819.69	12,752.27	123,404.49	113,292.75
iv. Total Loans	5,159,102.10	1,581,032.87	832,674.51	411,476.27	1,525,881.25	1,266,192.25

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	63	18	11	4	18	8
ii. Non-Prime Loans	224	66	37	16	52	56
iii. Sub-Prime Loans	28	14	4	1	6	7
iv. Total Loans	315	98	52	21	76	71

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	1.00%	0.29%	0.19%	0.08%	0.41%	0.12%
ii. Non-Prime Loans	3.06%	0.91%	0.46%	0.27%	0.81%	0.86%
iii. Sub-Prime Loans	6.60%	2.75%	1.24%	0.18%	1.78%	1.64%
iv. Total Loans	2.24%	0.69%	0.36%	0.18%	0.66%	0.55%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.95%	0.27%	0.17%	0.06%	0.27%	0.12%
ii. Non-Prime Loans	3.05%	0.90%	0.50%	0.22%	0.71%	0.76%
iii. Sub-Prime Loans	5.70%	2.85%	0.81%	0.20%	1.22%	1.43%
iv. Total Loans	2.18%	0.68%	0.36%	0.15%	0.53%	0.49%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C.	Collections

i. Simple Interest Contracts
a. Interest Collections	2,115,803.65
b. Principal Collections	8,448,453.60
ii. Net Liquidation Proceeds	487,140.45
iii. Post Disposition Recoveries	48,636.63
iv. Repurchase Amounts
a. Interest	1,191.96
b. Principal	212,850.37

D. Pre-funding Account
i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available
i. Total Interest Collections	2,116,995.61
ii. Total Principal Collections	9,148,444.42
iii. Collected Funds	11,265,440.03
iv. Reinvestment Income Collected in Spread Account	7,970.98

F. Month End Pool Balance
i. Beginning Pool Balance	240,375,714.33
ii. Principal Collections	9,148,444.42
iii. Realized and Cram-Down Losses	779,051.80
iv. Month End Pool Balance	230,448,218.11

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A.	Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	89,937.26
b. Non-prime Receivables @1.5%	156,541.35
c. Sub-prime Receivables @ 2%	12,029.87
d. Total Servicing Fee	258,508.48
e. Total Receivables @ 1.25%	250,391.37
ii. Base Servicing Fee (Less of id and ie)	250,391.37
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	8,117.11
v. Previous Additional Servicing Fee Shortfall	0.00
vi. Total Additional Servicing Fee	8,117.11
vii. Supplemental Servicing Fee	81,854.14
viii. Total Supplemental Servicing Fee	81,854.14

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	2,334.63
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	2,334.63

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due

C. Bond Interest

i. Class A-1 Notes	5.36%	31	0.00	0.00	0.00	0.00
ii. Class A-2 Notes	5.20%	30	200,961.43	0.00	0.00	200,961.43
iii. Class A-3 Notes	5.04%	30	390,600.00	0.00	0.00	390,600.00
iv. Class A-4 Notes	5.03%	30	259,673.75	0.00	0.00	259,673.75
v. Class B Notes	5.14%	30	95,034.32	0.00	0.00	95,034.32
vi. Class C Notes	5.41%	30	76,024.03	0.00	0.00	76,024.03
v. Total	5.10%	30	1,022,293.53	0.00	0.00	1,022,293.53

D. Bond Principal

i. Beginning Note Balance	240,375,714.33
ii. Current Pool Balance	230,448,218.11
iii. Principal Distributable Amount	9,927,496.22

E. Total Required Distributions	11,202,515.75
F. Total Available Funds	11,314,076.66
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	1,782,970.98
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	10,844,725.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	11,314,076.66

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	11,314,076.66
	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	250,391.37	250,391.37	0.00	11,063,685.29
C. Letter of Credit Commitment Fee	2,334.63	2,334.63	0.00	11,061,350.66
D. Class A Note Interest	851,235.18	851,235.18	0.00	10,210,115.48
E. Class A Principal Distributable Amount	9,927,496.22	9,927,496.22	0.00	282,619.26
F. Class B Note Interest	95,034.32	95,034.32	0.00	187,584.94
G. Class B Principal Distributable Amount	0.00	0.00	0.00	187,584.94
H. Class C Note Interest	76,024.03	76,024.03	0.00	111,560.91
I. Class C Principal Distributable Amount	0.00	0.00	0.00	111,560.91
J. Spread Account	0.00	0.00	0.00	111,560.91
K. Payment of Additional Servicing Fee	8,117.11	8,117.11	0.00	103,443.80
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	103,443.80
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	103,443.80
N. Deposit to Holders of Certificates	103,443.80	103,443.80	0.00	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	0.00	0.00	0.00	0.00	0.00	0.00
B. Class A-2 Notes	46,375,714.33	9,927,496.22	36,448,218.11	200,961.43	200,961.43	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	390,600.00	390,600.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	259,673.75	259,673.75	0.00
E. Class B Notes	22,187,000.00	0.00	22,187,000.00	95,034.32	95,034.32	0.00
F. Class C Notes	16,863,000.00	0.00	16,863,000.00	76,024.03	76,024.03	0.00
G. Total	240,375,714.33	9,927,496.22	230,448,218.11	1,022,293.53	1,022,293.53	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	1.36%
B. Cumulative Net Loss Calculation as of previous distribution date	1.15%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	12,098,531.45
iv. Spread Account Required Amount	1,775,000.00

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment

B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment

i. Beginning Balance			1,782,970.98	10,844,725.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	1,782,970.98	10,844,725.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	1,782,970.98	10,844,725.00
iv. Deposit to Spread Account from Waterfall	0.00	0.00	1,782,970.98	10,844,725.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	-7,970.98	0.00	1,775,000.00	10,844,725.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	1,775,000.00	10,844,725.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	521,193.55	1,775,000.00	10,323,531.45
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	1,775,000.00	10,323,531.45

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 20, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	327
B. Balance of loans extended during the current collection period	$5,745,034.10
C. Number of modifications during the current collection period	9
D. Balance of modified contracts during the current collection period	$191,657.39

Section X. Historical Portfolio Performance
	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	1,729,509.39	120,479.67	816,968.61	45,122.34	1.7203%
ii. Non-Prime Loans	6,058,734.61	1,032,419.83	2,949,775.09	607,407.77	2.0952%
iii. Sub-Prime Loans	689,343.29	113,292.75	316,126.77	77,885.06	1.9844%
iv. Total Loans	8,477,587.29	1,266,192.25	4,082,870.47	730,415.17	1.9297%

Section XI Franklin Resources Credit Rating

A. Moody’s
i. Short Term	P1
ii. Long Term	A1
B. Standard and Poor’s
i. Short Term	A1
ii. Long Term	A+